                             OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 11th Floor
                             New York, NY 10281-1008

Robert W. Hawkins
Assistant Vice President &
Assistant Counsel

December 29, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer U.S. Government Trust ("Registrant")
                  Reg. No. 2-76645; File No. 811-03430
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated December 28, 2005, no changes were made to the Prospectus and the Statement of Additional Information
contained in Post-Effective Amendment No. 47 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and
Exchange Commission on December 23, 2005.

                                                          Sincerely,

                                                          /s/ Robert W. Hawkins
                                                          ------------------------------------
                                                          Robert W. Hawkins
                                                          Assistant Vice President & Assistant Counsel
                                                          212.323.5039

cc:    Mayer, Brown, Rowe & Maw LLP
       KPMG LLP
       Gloria LaFond